SEGMENT INFORMATION (Details Textual)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Shipping industry [Member]
Segment Information, Percentage of Revenue from Continuing Operations	97.00%	100.00%
Coal industry [Member]
Segment Information, Percentage of Revenue from Continuing Operations	3.00%